General information about the business (Details) € in Thousands	12 Months Ended
	Mar. 31, 2023 brand	Oct. 31, 2022 EUR (€)
Disclosure of classes of share capital [line items]
Number of brands | brand	2
ShipUp
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired		100.00%
Cash consideration paid | €		€ 34,885